Average Annual Total Returns - AST GOVERNMENT MONEY MARKET PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	0.01% 1 Year	0.01% 5 Years	0.01% 10 Years
Total	0.22%	0.71%	0.36%	0.25%	0.73%	0.37%